Cash and Cash Equivalents - Summary of Cash on Hand and Cash Held at Bank (Detail) ¥ in Thousands, HKD in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 HKD	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		$ 361,777			$ 404,275		$ 93,906	$ 81,906
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	¥ 606,845	93,454		¥ 674,001	110,149
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		268,198			294,036
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		$ 125	HKD 969		$ 90	HKD 697